BRINKER CAPITAL DESTINATIONS TRUST (“TRUST”)

SUPPLEMENT DATED DECEMBER 14, 2017,

TO THE PROSPECTUS DATED MARCH 20, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund fees and expenses and Examples of each Fund. The restated Fund fees and expenses and the Examples have been calculated using each Fund’s average daily net assets from September 1, 2017 through November 30, 2017, which are representative of the Funds’ current asset levels and therefore provide a more accurate picture of each Fund’s total annual operating expenses than those that were estimated in the Funds’ initial prospectus.

DESTINATIONS LARGE CAP EQUITY FUND (DLCFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 1 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.20%

Total Annual Fund Operating Expenses	0.95%

Fee Waivers and Expense Reimbursements	(0.16%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.79%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 1 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$81	$287

DESTINATIONS SMALL-MID CAP EQUITY FUND (DSMFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 6 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.21%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.13%

Fee Waivers and Expense Reimbursements	(0.15%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.98%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 6 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$100	$344

DESTINATIONS INTERNATIONAL EQUITY FUND (DIEFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.03%

Total Annual Fund Operating Expenses	1.27%

Fee Waivers and Expense Reimbursements	(0.22%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.05%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$107	$381

DESTINATIONS EQUITY INCOME FUND (DGEFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 16 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.04%

Fee Waivers and Expense Reimbursements	(0.16%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.88%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 16 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$90	$315

DESTINATIONS REAL ASSETS FUND (DRAFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 21 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.24%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.26%

Fee Waivers and Expense Reimbursements	(0.17%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.09%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 21 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$111	$383

DESTINATIONS CORE FIXED INCOME FUND (DCFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 26 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%

Total Annual Fund Operating Expenses	0.87%

Fee Waivers and Expense Reimbursements	(0.10%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.77%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 26 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$79	$268

DESTINATIONS LOW DURATION FIXED INCOME FUND (DLDFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 32 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	0.97%

Fee Waivers and Expense Reimbursements	(0.10%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.87%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 32 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$89	$299

DESTINATIONS GLOBAL FIXED INCOME OPPORTUNITIES FUND (DGFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 38 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.22%

Total Annual Fund Operating Expenses	1.07%

Fee Waivers and Expense Reimbursements	(0.17%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.90%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 38 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$92	$323

DESTINATIONS MUNICIPAL FIXED INCOME FUND (DMFFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 43 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.17%

Total Annual Fund Operating Expenses	0.87%

Fee Waivers and Expense Reimbursements	(0.12%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.75%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 43 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$77	$266

DESTINATIONS MULTI STRATEGY ALTERNATIVES FUND (DMSFX)

Effective December 14, 2017, the following replaces the Fund fees and expenses section on page 48 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%
Distribution and Service (12b-1) Fees	None
Other Expenses^	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.28%

Total Annual Fund Operating Expenses	1.86%

Fee Waivers and Expense Reimbursements	(0.54%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.32%*

^	Other Expenses have been restated to reflect current fees and expenses.
*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Effective December 14, 2017, the following replaces the Examples section on page 48 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$134	$532

Effective December 14, 2017, the following replaces the Management Fees section on page 142-143 of the Prospectus:

Management Fees. The Adviser receives an advisory fee from each Fund for its services. In turn, the Adviser pays each Sub-adviser a fee for its sub-advisory services. The Adviser may voluntarily waive a portion or all of the management fees otherwise payable to it by a Fund. The chart below shows the contractual management fees for each Fund and the actual management fees expected to be paid to the Adviser for the fiscal year ended February 28, 2018, based on a percentage of average daily net assets.

Fund	Contractual Advisory Fee	Actual Advisory Fee Expected to be Paid During Most Recent Fiscal Year
Destinations Large Cap Equity Fund	0.75%	0.59%
Destinations Small-Mid Cap Equity Fund	0.90%	0.75%
Destinations International Equity Fund	1.00%	0.78%
Destinations Equity Income Fund	0.80%	0.64%
Destinations Real Assets Fund	1.00%	0.83%
Destinations Core Fixed Income Fund	0.65%	0.55%
Destinations Low Duration Fixed Income Fund	0.70%	0.60%
Destinations Global Fixed Income Opportunities Fund	0.85%	0.68%
Destinations Municipal Fixed Income Fund*	0.70%	0.58%
Destinations Multi Strategy Alternatives Fund	1.35%	0.81%

*	In addition to the Adviser’s contractual requirement to waive of a portion of its advisory fee, the Adviser currently expects to voluntarily waive even more of its advisory fee, as necessary to keep the Destinations Municipal Fixed Income Fund’s expected total annual operating expenses at or below 0.80%. As the Fund’s assets increase, its fixed expenses will become a smaller percentage of the Fund’s total assets and the Adviser will no longer have to continue to voluntarily waive this additional portion of its fee. This voluntary waiver applies only to the advisory fee and does not apply to any other direct or indirect expenses incurred by the Fund. The Adviser is under no obligation to continue to voluntarily waive this additional amount and may discontinue all or part of this voluntary waiver at any time. However, the Adviser’s contractual waiver will remain in place at least until June 30, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRINKER CAPITAL DESTINATIONS TRUST (“TRUST”)

SUPPLEMENT DATED DECEMBER 14, 2017,

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 20, 2017 (“SAI”)

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The SAI is hereby amended and supplemented to reflect the Funds’ revised estimated total annual operating expenses, which have been calculated using each Fund’s average daily net assets from September1, 2017 through November 30, 2017.

Effective December 14, 2017, the following replaces the first four paragraphs and embedded table in the Investment Management and Other Services section on page 36 of the SAI:

Adviser; Sub-advisers. Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”).

Each Fund bears its own expenses, which generally include all costs not specifically borne by the Adviser, the distributor, the Sub-advisers, the Administrator, the transfer agent or other service providers. Included among the Funds’ expenses are costs incurred in connection with a Fund’s organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing services; the costs of regulatory compliance; and costs associated with maintaining the Trust’s legal existence and shareholder relations. As administrator, Brown Brothers Harriman & Co. provides various administrative services, including assisting with the supervision of the Trust’s operations, accounting and bookkeeping, calculating the Fund’s daily NAV, preparing reports to the Fund’s shareholders, preparing and filing reports with the SEC and state securities authorities, preparing and filing tax returns and preparing materials for meetings of the Trustees and its committees.

Under the Advisory Agreement, the Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on the Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees. The maximum allowable annual management fee, the aggregate sub-advisory fee expected to paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

	Aggregate Subadvisory Fee Paid by Brinker Capital	Portion of Advisory Fee Retained by Brinker Capital	Portion of Advisory Fee Waived by Brinker Capital	Total Contractual Advisory Fee
Destinations Large Cap Equity Fund	0.20%	0.39%	0.16%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.39%	0.15%	0.90%
Destinations International Equity Fund	0.39%	0.39%	0.22%	1.00%
Destinations Equity Income Fund	0.25%	0.39%	0.16%	0.80%
Destinations Real Assets Fund	0.44%	0.39%	0.17%	1.00%
Destinations Core Fixed Income Fund	0.16%	0.39%	0.10%	0.65%
Destinations Low Duration Fixed Income Fund	0.21%	0.39%	0.10%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.29%	0.39%	0.17%	0.85%
Destinations Municipal Fixed Income Fund	0.19%	0.39%*	0.12%*	0.70%*
Destinations Multi Strategy Alternatives Fund	0.42%	0.39%	0.54%	1.35%

*	The Adviser currently expects to voluntarily waive a portion of its advisory fee for the Destinations Municipal Fixed Income Fund in order to keep the Fund’s expected total annual operating expenses at or below 0.80%. This voluntary waiver applies only to the advisory fee and does not apply to any other direct or indirect expenses incurred by the Fund. The Adviser may discontinue all or part of this voluntary waiver at any time.

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive fees a portion of its advisory fee with respect to any Fund until the period ended June 30, 2018 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE